SHARE-BASED COMPENSATION - Options Outstanding and Exercisable (Details) - Stock options - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Options outstanding and exercisable
Outstanding Number of Shares	1,158,005	1,016,997	1,181,954
Exercisable Number of Shares	938,300	919,396	754,136
Exercise price range $0.42 - $4.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 0.42
Exercise Price, high end of the range (in dollars per share)		$ 4.00
Outstanding Number of Shares		71,250
Remaining Life		1 year
Exercisable Number of Shares		71,250
Exercise price range $0.42 - $4.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 0.42
Exercise Price, high end of the range (in dollars per share)		$ 4.00
Outstanding Number of Shares		78,855
Remaining Life		2 years
Exercisable Number of Shares		78,855
Exercise price range $0.42 - $4.00, remaining life 3 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 0.42
Exercise Price, high end of the range (in dollars per share)		$ 4.00
Outstanding Number of Shares		197,390
Remaining Life		3 years
Exercisable Number of Shares		197,390
Exercise price range $0.42 - $4.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 0.42
Exercise Price, high end of the range (in dollars per share)		$ 4.00
Outstanding Number of Shares		348,954
Remaining Life		4 years
Exercisable Number of Shares		333,963
Exercise price range $0.42 - $4.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 0.42
Exercise Price, high end of the range (in dollars per share)		$ 4.00
Outstanding Number of Shares		82,610
Remaining Life		5 years
Exercise price range $0.90 - $4.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 0.90
Exercise Price, high end of the range (in dollars per share)			$ 4.00
Outstanding Number of Shares			121,067
Remaining Life			1 year
Exercisable Number of Shares			121,067
Exercise price range $0.90 - $4.00, remaining life 3 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 0.90
Exercise Price, high end of the range (in dollars per share)			$ 4.00
Outstanding Number of Shares			88,264
Remaining Life			3 years
Exercisable Number of Shares			68,842
Exercise price range $0.90 - $4.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 0.90
Exercise Price, high end of the range (in dollars per share)			$ 4.00
Outstanding Number of Shares			217,707
Remaining Life			4 years
Exercisable Number of Shares			187,716
Exercise price range $0.90 - $4.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 0.90
Exercise Price, high end of the range (in dollars per share)			$ 4.00
Outstanding Number of Shares			375,000
Remaining Life			5 years
Exercise price range $4.01 - $10.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01	$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding Number of Shares	4,062	97,938	43,498
Remaining Life	1 year	1 year	1 year
Exercisable Number of Shares	4,062	97,938	43,498
Exercise price range $4.01 - $10.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)		$ 10.00	$ 10.00
Outstanding Number of Shares		9,000	107,126
Remaining Life		2 years	2 years
Exercisable Number of Shares		9,000	106,502
Exercise price range $4.01 - $10.00, remaining life 3 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01	$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding Number of Shares	7,000	4,062	13,062
Remaining Life		3 years	3 years
Exercisable Number of Shares	7,000	4,062	10,281
Exercise price range $4.01 - $10.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 4.01
Exercise Price, high end of the range (in dollars per share)		$ 10.00
Outstanding Number of Shares		18,250
Remaining Life		4 years
Exercisable Number of Shares		18,250
Exercise price range $4.01 - $10.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 4.01
Exercise Price, high end of the range (in dollars per share)			$ 10.00
Outstanding Number of Shares			22,000
Remaining Life			5 years
Exercisable Number of Shares			22,000
Exercise price range $10.01 - $20.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 10.01	$ 10.01
Exercise Price, high end of the range (in dollars per share)		$ 20.00	$ 20.00
Outstanding Number of Shares		1,875	1,250
Remaining Life		1 year	1 year
Exercisable Number of Shares		1,875	1,250
Exercise price range $10.01 - $20.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 10.01
Exercise Price, high end of the range (in dollars per share)			$ 20.00
Outstanding Number of Shares			1,875
Remaining Life			2 years
Exercisable Number of Shares			1,875
Exercise price range $10.01 - $20.00, remaining life 4 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 10.01
Exercise Price, high end of the range (in dollars per share)		$ 20.00
Outstanding Number of Shares		28,750
Remaining Life		4 years
Exercisable Number of Shares		28,750
Exercise price range $10.01 - $20.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 10.01
Exercise Price, high end of the range (in dollars per share)			$ 20.00
Outstanding Number of Shares			28,750
Remaining Life			5 years
Exercisable Number of Shares			28,750
Exercise price range $20.01 - $30.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 20.01	$ 20.01
Exercise Price, high end of the range (in dollars per share)		$ 30.00	$ 30.00
Outstanding Number of Shares		1,250	16,667
Remaining Life		1 year	1 year
Exercisable Number of Shares		1,250	16,667
Exercise price range $20.01 - $30.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 20.01
Exercise Price, high end of the range (in dollars per share)			$ 30.00
Outstanding Number of Shares			1,250
Remaining Life			2 years
Exercisable Number of Shares			1,250
Exercise price range $20.01 - $30.00, remaining life 4 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 20.01
Exercise Price, high end of the range (in dollars per share)		$ 30.00
Outstanding Number of Shares		31,000
Remaining Life		4 years
Exercisable Number of Shares		31,000
Exercise price range $20.01 - $30.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 20.01
Exercise Price, high end of the range (in dollars per share)			$ 30.00
Outstanding Number of Shares			31,625
Remaining Life			5 years
Exercisable Number of Shares			31,625
Exercise price range $30.01 - $40.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 30.01	$ 30.01
Exercise Price, high end of the range (in dollars per share)		$ 40.00	$ 40.00
Outstanding Number of Shares		16,250	74,000
Remaining Life		1 year	1 year
Exercisable Number of Shares		16,250	74,000
Exercise price range $30.01 - $40.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 30.01
Exercise Price, high end of the range (in dollars per share)		$ 40.00
Outstanding Number of Shares		25,813
Remaining Life		5 years
Exercisable Number of Shares		25,813
Exercise price range $30.01 - $40.00, remaining life 6 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 30.01
Exercise Price, high end of the range (in dollars per share)			$ 40.00
Outstanding Number of Shares			27,563
Remaining Life			6 years
Exercisable Number of Shares			27,563
Exercise price range $40.01 - $50.00, remaining life 1 Year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 40.01
Exercise Price, high end of the range (in dollars per share)			$ 50.00
Outstanding Number of Shares			6,250
Remaining Life			1 year
Exercisable Number of Shares			6,250
Exercise price range $40.01 - $50.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)		$ 40.01
Exercise Price, high end of the range (in dollars per share)		$ 50.00
Outstanding Number of Shares		3,750
Remaining Life		5 years
Exercisable Number of Shares		3,750
Exercise price range $40.01 - $50.00, remaining life 6 Years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)			$ 40.01
Exercise Price, high end of the range (in dollars per share)			$ 50.00
Outstanding Number of Shares			5,000
Remaining Life			6 years
Exercisable Number of Shares			5,000